UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22565

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Center Coast Core MLP Fund I, LLC

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(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

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(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

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(Name and address of agent for service)

registrant's telephone number, including area code: (713) 759-1400

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Date of fiscal year end: November 30

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Date of reporting period: November 30, 2014

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

Annual Report

For the Year Ended November 30, 2014

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

For the Year Ended November 30, 2014

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-4
Statement of Assets, Liabilities and Members’ Equity	5
Statement of Operations	6
Statements of Changes in Members’ Equity	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10-16
Other Information (unaudited)	17
Fund Management (unaudited)	18-19

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Center Coast Core MLP Fund I, LLC

We have audited the accompanying statement of assets, liabilities, and members’ equity, including the schedule of investments, of Center Coast Core MLP Fund I, LLC (the “Fund”) as of November 30, 2014, and the related statements of operations, changes in members’ equity, cash flows, and financial highlights for the year then ended. The financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements based on our audit. The accompanying statement of changes in members’ equity for the year ended November 30, 2013 and the financial highlights for the two years ended November 30, 2013 and for the period July 1, 2011 (Commencement of Investment Operations) through November 30, 2011 were audited by other auditors whose report thereon dated January 27, 2014, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Center Coast Core MLP Fund I, LLC, as of November 30, 2014, the results of its operations, changes in members’ equity, cash flows, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Roseland, New Jersey

January 29, 2015

1

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - November 30, 2014

Number of Shares		Fair Value

	COMMON STOCK - 21.0%
	Diversified C-Corporations - 12.0%
18,605	Kinder Morgan, Inc.	$769,304
562	SemGroup Corp. - Class A	41,582
	Total Diversified C-Corporations (cost $616,838)	810,886

	GP C-Corporations - 9.0%
9,224	Plains GP Holdings LP - Class A	239,640
1,198	Targa Resources Corp.	136,740
4,576	Williams Cos., Inc.	236,808
	Total GP C-Corporations (cost $624,324)	613,188

	Total Common Stock
	(Cost $1,241,162)	$1,424,074

	MASTER LIMITED PARTNERSHIP SHARES - 78.4%
	Diversified - 25.2%
10,338	Enterprise Products Partners LP	$386,021
7,546	ONEOK Partners LP	332,628
6,252	Targa Resources Partners LP	342,797
5,535	Tesoro Logistics LP	316,989
6,431	Williams Partners LP	332,740
	Total Diversified (cost $1,391,240)	1,711,175

	Gas Gathering & Processing - 18.8%
5,405	Access Midstream Partners LP	338,785
2,532	Crestwood Midstream Partners LP	50,842
9,213	EnLink Midstream Partners LP	256,951
2,071	MarkWest Energy Partners LP	147,165
1,392	QEP Midstream Partners LP	22,342
1,169	Summit Midstream Partners LP	53,073
5,755	Western Gas Partners LP	408,202
	Total Gas Gathering & Processing (cost $971,456)	1,277,360

	Gas Transportation & Storage - 12.0%
2,672	EQT Midstream Partners LP	223,486
3,141	Spectra Energy Partners LP	169,520
1,622	Tallgrass Energy Partners LP	69,308
4,947	TC Pipelines LP	356,135
	Total Gas Transportation & Storage (cost $502,496)	818,449

	GP Partnership - 2.5%
2,756	Western Gas Equity Partners LP	173,077
	Total GP Partnership (cost $164,878)	173,077

The accompanying notes are an integral part of these Financial Statements.

2

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - November 30, 2014 (Continued)

Number of Shares		Fair Value

	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Mature / Large Cap Liquids Transportation & Storage - 18.9%
4,294	Buckeye Partners LP	$330,080
3,107	Magellan Midstream Partners LP	257,539
7,281	Plains All American Pipeline LP	374,607
6,768	Sunoco Logistics Partners LP	325,812
	Total Mature / Large Cap Liquids Transportation & Storage (cost $868,519)	1,288,038

	Other - 0.1%
271	Westlake Chemical Partners LP	7,680
	Total Other (cost $7,407)	7,680

	Small Cap / High-Growth Liquids Transportation & Storage - 0.9%
144	MPLX LP	9,563
330	Rose Rock Midstream LP	17,714
850	Shell Midstream Partners LP [1]	31,042
	Total Small Cap / High-Growth Liquids Transportation & Storage (cost $47,420)	58,319

	Total Master Limited Partnership Shares
	(Cost $3,953,416)	$5,334,098

	Total Long-Term Investments - 99.4%
	(Cost $5,194,578)	$6,758,172

Principal
Amount		Fair Value
	Short-Term Investment - 1.4%
$98,206	UMB Money Market Fiduciary, 0.01% [2]	$98,206
	Total Short-Term Investment
	(Cost $98,206)	98,206

	Total Investments - 100.8%
	(Cost $5,292,784)	6,856,378
	Liabilities in excess of Other Assets - (0.8)%	(55,577)
	Total Members’ Equity - 100%	$6,800,801

LP - Limited Partnership

1 Non-income producing security.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

* All investments are domiciled in the United States.

The accompanying notes are an integral part of these Financial Statements.

3

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - November 30, 2014 (Continued)

Sector as of November 30, 2014

Percent of Total
Sector Type/Sector	Members’ Equity
Master Limited Partnership Shares
Diversified	25.2%
Mature / Large Cap Liquids Transportation & Storage	18.9%
Gas Gathering & Processing	18.8%
Gas Transportation & Storage	12.0%
GP Partnership	2.5%
Small Cap / High-Growth Liquids Transportation & Storage	0.9%
Other	0.1%
Total Master Limited Partnership Shares	78.4%
Common Stock
Diversified C-Corporations	12.0%
GP C-Corporations	9.0%
Total Common Stock	21.0%
Total Long-Term Investments	99.4%
Short-Term Investment	1.4%
Total Investments	100.8%
Liabilities in excess of Other Assets	(0.8)%
Total Members’ Equity	100.0%

The accompanying notes are an integral part of these Financial Statements.

4

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members’ Equity - November 30, 2014

Assets
Investments in securities, at fair value (cost $5,194,578)	$6,758,172
Cash equivalents	98,206
Due from advisor	86,221
Receivable for investments sold	37,488
Other assets	4,668

Total Assets	$6,984,755

Liabilities
Distributions payable	$92,984
Payable for investments purchased	1,930
Professional fees payable	64,995
Accounting and administration fees payable	7,325
Blue sky fees payable	3,903
Servicing fees payable	1,143
Custodian fees payable	6,197
Other expenses payable	5,477

Total Liabilities	183,954

Members’ Equity	$6,800,801

Members’ Equity consists of:
Members’ Capital Paid-in	$4,443,161
Net investment loss	(195,625)
Accumulated net realized gain	1,104,690
Accumulated net unrealized appreciation on investments	1,448,575

Total Members’ Equity	$6,800,801

Number of Outstanding Units	4,893.92

Net Asset Value per Unit	$1,389.64

The accompanying notes are an integral part of these Financial Statements.

5

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Year Ended November 30, 2014

Investment Income
Distributions from master limited partnerships	$273,521
Less return of capital on distributions	(273,521)
Dividend income	14,618
Total Income	14,618

Operating Expenses
Professional fees	154,853
Accounting and administration fees	80,488
Investment manager fees	72,482
Custodian fees	24,476
Managers’ fees	20,000
Insurance fees	17,000
Servicing fees	13,166
Chief Compliance Officer fees	8,929
Other expenses	15,092
Total Operating Expenses	406,486

Expense waivers	(318,379)

Net Expenses	88,107

Net Investment Loss	(73,489)

Net Realized Gain and Change in Unrealized Appreciation on Investments

Net realized gain from investments and written option contracts	826,659
Net change in unrealized appreciation on investments	212,101

Net Realized Gain and Change in Unrealized Appreciation on Investments	1,038,760

Net Increase in Members’ Equity From Operations	$965,271

The accompanying notes are an integral part of these Financial Statements.

6

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statements of Changes in Members’ Equity
For the Years Ended November 30, 2013* and 2014

Members’
Equity

Members’ Equity at November 30, 2012	$3,418,155
Proceeds from sale of units	1,630,000
Reinvested distributions	266,221
Payments for units redeemed	(20,000)
Distributions to Members	(313,791)
Net investment loss *	(64,856)
Net realized gain from investments *	111,267
Net change in unrealized appreciation on investments *	901,672

Members’ Equity at November 30, 2013	$5,928,668

Proceeds from sale of units	150,000
Reinvested distributions	321,454
Payments for units redeemed	(199,999)
Distributions to Members	(364,593)
Net investment loss	(73,489)
Net realized gain from investments and written option contracts	826,659
Net change in unrealized appreciation on investments	212,101

Members’ Equity at November 30, 2014	$6,800,801

Units outstanding at November 30, 2012	3,166.92
Units sold	1,329.08
Units reinvested	227.01
Units redeemed	(19.23)
Units outstanding at November 30, 2013	4,703.78
Units sold	106.56
Units reinvested	240.07
Units redeemed	(156.49)
Units outstanding at November 30, 2014	4,893.92

*	Net investment loss, net realized gain from investments and net change in unrealized appreciation on investments include a correction for a misclassification for the year ended November 30, 2013. Refer to Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

7

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Year Ended November 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members’ Equity from Operations	$965,271
Adjustments to reconcile Net Increase in Members’ Equity from Operations to net cash provided by operating activities:
Net realized gain from investments and written option contracts	(826,659)
Net change in unrealized appreciation on investments	(212,101)
Changes in operating assets and liabilities:
Purchases of investments in securities	(3,117,036)
Sales of investments in securities	3,407,959
Decrease in receivable for investments sold	11,969
Increase in due from advisor	(43,375)
Increase in other assets	(3,001)
Increase in distributions payable	3,612
Decrease in payable for investments purchased	(75,910)
Increase in professional fees payable	36,463
Increase in accounting and administration fees payable	138
Decrease in servicing fees payable	(16,086)
Increase in custodian fees payable	4,473
Decrease in Chief Compliance Officer fees payable	(1,174)
Decrease in other expenses payable	(12,236)
Net Cash Provided by Operating Activities	122,307

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of units	150,000
Distributions to Members, net of reinvestments	(43,139)
Payments for units redeemed	(199,999)
Net Cash Used in Financing Activities	(93,138)

Net change in cash equivalents	29,169

Cash equivalents at beginning of year	69,037

Cash Equivalents at End of Year	$98,206

Supplemental disclosure of non-cash financing activities: reinvested distributions	$321,454

The accompanying notes are an integral part of these Financial Statements.

8

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Financial Highlights

				Period from
	Year Ended	Year Ended	Year Ended	July 1, 2011 through
	November 30, 2014	November 30, 2013*	November 30, 2012*	November 30, 2011*(1)

Per Unit Operating Performances (2)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,260.41	$1,079.33	$1,047.57	$1,000.00	(3)

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(14.01)	(7.87)	(12.77)	(0.13)
Net realized and unrealized gain/(loss) on investments	219.24	264.95	129.68	47.70

Net Increase in Members’ Equity from Operations	205.23	257.08	116.91	47.57

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity due to distributions to Members	(76.00)	(76.00)	(85.15)	-

NET ASSET VALUE, END OF PERIOD	$1,389.64	$1,260.41	$1,079.33	$1,047.57

TOTAL RETURN (4)(10)	16.48%	24.26%	11.44%	4.76%	(5)

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity, end of period in thousands (000’s)	$6,801	$5,929	$3,418	$2,413
Net investment loss to average net assets	(1.13)%	(1.36)%	(1.55)%	(1.57)	% (6)
Ratio of gross expenses to average net assets (7)	6.23%	5.76%	9.69%	15.48	% (6) (8)
Ratio of expense waiver to average net assets	(4.88)%	(4.40)%	(8.14)%	(13.91	)% (6) (8)
Ratio of net expenses to average net assets (9)	1.35%	1.36%	1.55%	1.57	% (6)
Portfolio Turnover	48.10%	15.67%	18.15%	9.53	% (5)

*	Net investment loss and net realized and unrealized gain/(loss) on investments for a share outstanding and ratios of net investment loss to average net assets include a correction for a misclassification for the period ended November 30, 2011 and years ended November 30, 2012 and 2013. Refer to Note 9 in the Notes to the Financial Statements.
(1)	The Fund commenced operations on July 1, 2011.
(2)	Selected data for a unit of membership interest outstanding throughout the period.
(3)	The net asset value for the beginning period July 1, 2011 (Commencement of Operations) through November 30, 2011 represents the initial contribution per unit of 1,000.
(4)	Total investment return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period.
(5)	Not annualized.
(6)	Annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by Management.
(8)	The Organizational Expenses are not annualized for the ratio calculation.
(9)	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.
(10)	Total Return based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value.

The accompanying notes are an integral part of these Financial Statements.

9

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014

Note 1 – Organization

Center Coast Core MLP Fund I, LLC (the ‘‘Fund’’) was formed as a limited liability company under the laws of the State of Delaware on May 24, 2011 and commenced operations on July 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to seek to provide investors with current income and long-term capital appreciation. The Fund’s investments include Master Limited Partnership (“MLP”) common units and equity securities of “MLP affiliates” which the Fund’s investment advisor defines as entities issuing MLP I-shares, general partners of MLPs and other entities that may own interests of MLPs (collectively, “MLP Positions”). The Fund will invest more than 25% of its net assets in securities of companies in the energy sector, and, under normal circumstances, the Fund intends to invest at least 80% of its assets (including amounts borrowed, if any, for investment purposes) in “midstream” MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal.

The Fund commenced operations on July 1, 2011 and is managed by Center Coast Capital Advisors, LP (the “Advisor”), an investment adviser registered under the Investment Advisers Act of 1940. The Board of Managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Investments held by the Fund include MLP common units, equity securities of MLP affiliates and from time to time the Fund may also buy and sell option contracts.

The Fund will calculate its net asset value as of the close of business on the last business day of each calendar month, each date that a unit of limited liability company interest (“Unit”) is offered, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). Valuation procedures approved by the Board (the “Valuation Procedures”) provide that the Fund will value its investments at fair value. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the NASDAQ Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Advisor not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Advisor not to reflect the fair value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

10

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014 (continued)

Note 2 – Accounting Policies (continued)

(a) Valuation of Investments (continued)

Cash equivalents include short-term highly liquid investments, such as money market funds, that are readily convertible to known amounts of cash and have original maturities of three months or less. These cash equivalents are valued by the Advisor at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions received from the Fund’s investments in MLPs generally are comprised of income, capital gains and return of capital. The Fund records investment income and return of capital based on estimates using historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

For the year ended November 30, 2014, the Fund estimated that approximately 100% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $273,521 of dividends and distributions received from its investments. Net realized gain was increased by $185,546 and change in net unrealized appreciation/depreciation was increased by $87,975 in the accompanying Statement of Operations, attributable to the recording of such distributions as a reduction in the cost basis of the investments.

(c) Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisor or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Units; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments.

The Advisor will bear all of its expenses and costs incurred in providing investment advisory services to the Fund, including travel and other expenses related to the selection and monitoring of MLP Positions. In addition, the Advisor is responsible for the payment of the compensation and expenses of those members of the Board and officers of the Fund affiliated with the Advisor, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

(d) Partnership Accounting Policy

The Fund records its pro-rata share of the income/(loss) to the extent of distributions it has received from the underlying partnerships. These amounts are included in the Fund’s Statement of Operations.

(e) Distributions to Members

Under normal circumstances, the Fund intends to pay substantially all of its net investment income to Members through quarterly distributions. Net investment income of the Fund will consist of cash and paid-in-kind distributions from MLPs, interest from debt securities, and other payments on Fund investments, less Fund expenses.

(f) Federal Income Taxes

The Fund will be treated as a partnership for federal income tax purposes and not as an association taxable as a corporation.

The Fund and the entities in which the Fund invests that are treated as partnerships for federal income tax purposes will not be subject to federal income tax, although they each will file an annual partnership information return with the U.S. Internal Revenue Service, which will report the results of partnership operations. The Fund’s items of income, gain, loss, deduction and credit will include the Fund’s allocable share of the items of income, gain, loss, deduction and credit of the MLP Positions. Generally, the Fund is subject to income tax examinations by major taxing authorities during the three-year period prior to the period covered by these financial statements.

11

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014 (continued)

Note 2 – Accounting Policies (continued)

(f) Federal Income Taxes (continued)

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports their allocable share of the MLPs’ taxable income in computing their own taxable income.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of November 30, 2014. The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months. However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

(g) Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may buy or write (sell) options to hedge against changes in the value of securities. Further, the Fund may seek to generate additional income, in the form of premiums received, from writing (selling) options on securities held in the portfolio. The Fund may write call or put options with the purpose of generating realized gains, increasing or reducing its ownership of certain securities. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. If the Fund writes a call on a security, the Fund has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. If the Fund writes a put on a security, the Fund has the obligation upon exercise of the option to purchase the underlying security at the exercise price. Generally, the Fund seeks to write call options on securities that the Fund holds in its portfolio (i.e., covered calls) although it has the flexibility to write “naked” call options. When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the Fund has the obligation to buy the underlying security at the exercise price and the premium received is deducted from the price of the underlying securities purchased in determining whether the Fund has realized a gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option, which may potentially be unlimited. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At November 30, 2014, the Fund did not have any outstanding options contracts, and the activity during the fiscal year was insignificant.

Note 3 – Investment Advisory and Other Agreements

The Fund pays to the Advisor an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Advisor to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Advisor a monthly Investment Management Fee equal to 1.10% on an annualized basis of the Fund’s net assets as of each month-end, subject to certain adjustments.

12

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

The Advisor has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Advisor has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 1.35% on an annualized basis of the Fund’s net assets (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Advisor may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement will automatically renew for consecutive one-year terms unless sooner terminated. Either the Fund or the Advisor may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the year ended November 30, 2014, the Advisor waived fees of $318,379. At November 30, 2014, $237,390 (the 2012 expense waiver) is subject to recoupment by the Advisor through November 30, 2015, $210,623 (the 2013 expense waiver) is subject to recoupment by the Advisor through November 30, 2016 and $318,379 (the 2014 expense waiver) is subject to recoupment by the Advisor through November 30, 2017. As of November 30, 2014, the Advisor owed the Fund $86,221, which represents the unpaid portion of the 2014 expense waiver as disclosed on the Statement of Assets, Liabilities and Members’ Equity.

Registered Fund Solutions, LLC (the “Sponsor”), a Delaware limited liability company, acts as the Fund’s sponsor pursuant to a sponsor agreement between the Fund and the Sponsor (the “Sponsor Agreement”). The Sponsor did not receive a fee in consideration for the sponsor services provided. Effective October 2, 2014, the Sponsor Agreement was terminated.

Foreside Fund Services, LLC acts as placement agent to the Fund (the “Placement Agent”); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Fund through October 31, 2014. The Fund’s allocated fees incurred for CCO services for the period ended October 31, 2014 were $8,929 and are reported on the Statement of Operations. Effective October 17, 2014, the Fund has named a new CCO, provided by the Advisor at no cost to the Fund to oversee the compliance program, who reports directly to the Board.

The Advisor acts as the servicing agent (the “Servicing Agent”) and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.20% on an annualized basis of the Fund’s net asset value as of each month-end.

Certain members of the Fund (“Members”) are affiliated with the Advisor. The aggregate value of the affiliated Members’ share of Members’ equity at November 30, 2014 is $2,595,259.

Note 4 – Subscription and Repurchase of Members’ Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Units from Members, including the Advisor and its affiliates, pursuant to written tenders by Members.  The Advisor anticipates recommending to the Board that the Fund conduct repurchase offers of no more than 20% of the Fund’s net assets quarterly on or about each March 31, June 30, September 30, and December 31, not to exceed the repurchase of 50% of the percentage of interests of the Fund per calendar year.

Note 5 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board (“FASB”), defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

13

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014 (continued)

Note 5 – Fair Value Measurements and Disclosure (continued)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at fair value:
Common Stock[1]	$1,424,074	$-	$-	$1,424,074
Master Limited Partnerships[1]	5,334,098	-	-	5,334,098
Short-Term Investment	98,206	-	-	98,206
Total Investments, at fair value	$6,856,378	$-	$-	$6,856,378

1 All Common Stock and Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break-out of Common Stock and Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of November 30, 2014.

There were no transfers between Levels during the year ended November 30, 2014.

14

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014 (continued)

Note 6 – Related Party Transactions and Other

The Fund pays the Advisor or one of its affiliates, in its capacity as the Servicing Agent, a monthly Servicing Fee, equal to 0.20% on an annualized basis of the Fund’s net asset value as of each month-end. The Servicing Fee will be paid to the Servicing Agent out of the Fund’s assets and will decrease the net profits or increase the net losses of the Fund. For purposes of determining the Servicing Fee, net asset value will be calculated prior to any reduction for fees and expenses for that month, including, without limitation, the Servicing Fee payable for that month.

An affiliate of the Sponsor, HRC Fund Associates, LLC (“HRC”), receives a fee from the Advisor ranging from 25% to 50% of the Investment Management Fee and Servicing Fees earned by the Advisor, net of certain expenses, in consideration of the services provided by HRC in connection with the sale of Units and/or the services provided to Unit holders pursuant to a marketing agreement. In addition, pursuant to a wholesaling agreement between the Placement Agent and HRC, amounts in excess of fees paid to financial intermediaries by the Placement Agent are used to reimburse HRC for expenses related to ongoing marketing and support services to dealer platforms.

Note 7 – Investment Transactions

Total purchases of Master Limited Partnerships and Common Stock for the year ended November 30, 2014 amounted to $3,117,036. Total proceeds from sale, redemption, or other disposition of Master Limited Partnerships and Common Stock for the year ended November 30, 2014 amounted to $3,407,959.

Note 8 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act.  As of November 30, 2014, Dan Tutcher (President of the Fund and the Advisor) had 29.4% ownership in the Fund.

Note 9 – Correction of an Error

In connection with the preparation of the current year financial statements the Fund identified errors in the classification of distributions received from MLP investments in prior periods.  The errors resulted in the incorrect presentation on the statement of changes in members’ equity for the year ended November 30, 2013 for net investment loss, net realized gain from investments, and net change in unrealized appreciation on investments.  In addition the net investment loss and net realized and unrealized gain/(loss) on investments per share and net investment loss to average net asset ratios have been adjusted for the two-years ended November 30, 2013 and period from July 1, 2011 through November 30, 2011 to properly record the distributions received from MLP investments on the Financial Highlights.  The revisions had no impact on the net assets, net asset value per share, or total return of the Fund. The table below details the revisions to the statement of changes in members’ equity for the period ended November 30, 2013:

2013
Net investment income	$(263,371)
Net realized gain from investments	44,533
Net change in unrealized appreciation on investments	218,838

Note 10 – Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information.

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

15

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – November 30, 2014 (continued)

Note 11 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 12 – Events Subsequent to the Fiscal Period End

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

16

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Other Information – November 30, 2014 (unaudited)

2014 PROXY RESULTS

A Special Meeting of the Members was held on August 27, 2014, as reconvened on September 3, 2014 and October 2, 2014, to consider the proposal described below. The proposal was approved. The results of the voting at the Special Meeting are as follows:

1. Approval of the election of four nominees to the Board of Managers of the Fund

Managers	Votes For	Votes Against	Votes Withheld
Michael F. Curran	2,871	None	232
James Edward Jones	2,871	None	232
Alfred J. Moran	2,871	None	232
Dan C. Tutcher	2,871	None	232

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-552-5200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Fund Management – November 30, 2014 (unaudited)

The identity of Managers of the Board and their brief biographical information as of November 30, 2014 is set forth below. The business address of each Manager is care of Center Coast Capital Advisors, LP, 1100 Louisiana Street, Suite 5025, Houston, TX 77002.

INDEPENDENT MANAGERS

Name AND Year of birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By manager	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER (1)
Michael F. Curran Year of Birth: 1940	Manager	Since 2014	Chairman of Curran Holdings, Inc., (Investments) (2007-present). Formerly, Chairman, President and Chief Executive Officer of Willbros Group, Inc. (2002-2007).	3
James Edward Jones Year of Birth: 1954	Manager	Since 2014	President & CFO of Elk River Resources (2013-present). Formerly, Managing Partners of Torch Partners LLC/Torch Securities LLC (2004-2013). Director of The J.E. and L.E. Mabee Foundation (2004-present).	3
Alfred J. Moran Year of Birth: 1943	Manager	Since 2014	Chairman and Chief Executive Officer of the Moran Group (Management Consulting) (2003-present). Formerly, Director of Administration and Regulatory Affairs of the City of Houston (2008-2013). Director of the National Association of Corporate Directors; Peach Outreach, M.D. Anderson Uterine Cancer Fund. Director of Cornell Companies, Inc. (2005-2010).	3

18

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Fund Management – November 30, 2014 (unaudited) (continued)

Set forth below is the name, year of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of November 30, 2014, of each of the persons currently serving as Executive Officers of the Fund. The business address of each Officer is care of Center Coast Capital Advisors, LP, 1100 Louisiana Street, Suite 5025, Houston, TX 77002.

Name and year of birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By MANAGERS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY OFFICERs
Dan Tutcher* Year of Birth: 1949	President and Manager	Since Inception Since 2014	Founder, Principal and Portfolio Manager of Center Coast Capital Advisors, L.P. (2007-present). Formerly, President of Enbridge Energy Company, Inc.; President and Director of Enbridge Energy Partners, L.P.; Enbridge Energy Management L.L.C; and group Vice President of Transportation South for Enbridge Inc. (2001-2007). Director of Enbridge, Inc. (2006-present). Formerly, director of Sterling Bancshares (2005-2011).	3
William H. Bauch Year of Birth: 1961	Treasurer and Chief Compliance Officer	Since 2013 Since 2014	Chief Financial Officer and Chief Compliance Officer of Center Coast Capital Advisors, L.P. (2012-present). Formerly, Senior Partner of Korn/Ferry International (2006-2012).	N/A
Rachel Hollowell Year of Birth: 1980	Secretary	Since 2014	Director of Operations of Center Coast Capital Advisors, L.P. (2010-present). Formerly, Sales Representative of Johnson & Johnson (2004-2009).	N/A
(1)	The Fund Complex consists of the Fund, Center Coast Core MLP Fund II, LLC and Center Coast MLP & Infrastructure Fund.
*	Mr. Tutcher is an “interested” person of the Fund because of his position as an officer of the Advisor and certain of its affiliates.

19

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

1100 Louisiana Street, Suite 5025

Houston, Texas 77002

Investment Advisor

Center Coast Capital Advisors, LP

1100 Louisiana Street, Suite 5025

Houston, Texas 77002

Independent Registered Public Accounting Firm

KPMG LLP

4 Becker Farm Road

Roseland, New Jersey 07068

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Placement Agent

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Fund Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, New York 10036

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. Alfred J. Moran is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,500 for 2013 and $25,000 for 2014.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2013 and $0 for 2014.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $0 for 2014.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant is a client of Center Coast Capital Advisors, LP (the “Firm”). All proxy voting responsibilities of the Fund are performed by the Firm, with the assistance of administrator of the Funds. The Proxy Voting Policies of the Firm are attached herewith.

PROXY VOTING POLICY

POLICY

It is the Firm’s policy to accept responsibility to vote proxies on behalf of clients and to vote such proxies in the best interest of its clients and ensure that the vote is not the product of an actual or potential conflict of interest.

RESPONSIBILITY

Where the Firm has accepted responsibility to vote proxies on behalf a particular client, the Chief Investment Officer is responsible for ensuring that proxies are voted in a manner consistent with the proxy voting guidelines adopted by the Firm (the “Proxy Voting Guidelines”) and the Firm’s policies and procedures.

PROCEDURES

The Firm will only cast proxy votes in a manner consistent with the best interest of its clients or, to the extent applicable, their beneficiaries. Absent special circumstances, which are further discussed below, all proxies will be voted consistent with the guidelines attached to the Compliance Manual on Exhibit E (“Proxy Voting Guidelines”) and the Firm’s policies and procedures. The Firm shall, in its Form ADV, generally disclose to clients information about these policies and procedures and how clients may obtain information on how the Firm voted their proxies when applicable. At any time, a client may contact the Firm to request information about how it voted proxies for their securities. It is generally the Firm’s policy not to disclose its proxy voting records to unaffiliated third parties or special interest groups.

The Firm’s Proxy Voting Committee will be responsible for monitoring corporate actions, making proxy voting decisions, and ensuring that proxies are submitted in a timely manner. The Proxy Voting Committee may delegate the responsibility to vote client proxies to one or more persons affiliated with the Firm (such person(s) together with the Proxy Voting Committee are hereafter collectively referred to as “Responsible Voting Parties”) consistent with the Proxy Voting Guidelines. Specifically, when the Firm receives proxy proposals where the Proxy Voting Guidelines outline its general position as voting either “for” or “against,” the proxy will be voted by one of the Responsible Voting Parties in accordance with the Firm’s Proxy Voting Guidelines. When the Firm receives proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline its general position as voting on a case-by-case basis, the proxy will be forwarded to the Proxy Voting Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Proxy Voting Committee, it is determined that such action is in the best interest of the Firm’s clients. In the exercise of such discretion, the Proxy Voting Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxy voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of the Firm’s recordkeeping process. In performing its responsibilities the Proxy Voting Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel, and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies are made by the Proxy Voting Committee.

Conflicts of Interest

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Firm may provide services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm, along with any affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. The Firm will take the following steps to ensure that its proxy voting decisions are made in the best interest of its clients and are not the product of such conflict:

•	Where the Proxy Voting Guidelines outline the Firm’s voting position, as either “for” or “against” such proxy proposal, voting will be accordance with the its Proxy Voting Guidelines.

•	Where the Proxy Voting Guidelines outline the Firm’s voting position to be determined on a “case-by-case” basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:

o	Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor; or

o	Provide the client with sufficient information regarding the proxy proposal and obtain the client’s consent or direction before voting.

Third Party Delegation

The Firm may delegate to a non-affiliated third party vendor the responsibility to review proxy proposals and make voting recommendations to the Firm. The Chief Investment Officer will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Mutual Funds

In the event that the Firm acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any resolutions or other instructions approved by an authorized person of the fund.

Special Circumstances

The Firm may choose not to vote proxies in certain situations or for certain accounts, such as: (i) where the Firm deems the cost of voting the proxy would exceed any anticipated benefit to the client; (ii) where a proxy is received for a client that has terminated the Firm’s services; (iii) where a proxy is received for a security that the Firm no longer manages (i.e., the Firm had previously sold the entire position); and/or (iv) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

In addition, certain accounts over which the Firm has proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the Firm has investment discretion, however, the Firm shall reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

BOOKS AND RECORDS

In its books and records, the Firm will maintain a copy of the following documents:

Proxy statement that the Firm receives regarding client’s securities;

Votes that the Firm casts on behalf of a client;

Any document the Firm created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision; and

Written client request for information on how the Firm voted proxies on behalf of the requesting client and a copy of the Firm’s written response to any (written or verbal) client request for information on how the Firm voted proxies on behalf of the requesting client.

The Firm may rely upon the Commission’s EDGAR system to maintain certain records referred to above.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the personnel of Center Coast Capital Advisors, L.P (the “Advisor”), who are primarily responsible for Center Coast Core MLP Fund I, LLC (the “Fund”) day-to-day portfolio management (the “Portfolio Management Team”) as of February 6, 2015:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years

Dan C. Tutcher	President	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-present); Director, Enbridge, Inc. (2006-present); President, Enbridge Energy Company Inc., (2001-2006); President and Director, Enbridge Energy Partners, L.P. (2001-2006); Chief Executive Officer, MidCoast Energy Resources, Inc. (1992-2001).

Robert T. Chisholm	Principal & Senior Portfolio Manager	Since Inception	Senior Portfolio Manager and Principal, Center Coast Capital Advisors, L.P. (2007-Present); Morgan Keegan’s Energy Investment Banking Division (2006-2007); Senior Project Advisor, Enbridge Energy Partners, L.P. (2002-2006).

Steven W. Sansom	Principal	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-Present); Senior Managing Director, Green Square Capital (2001-present).

Darrell L. Horn	Principal	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-Present); Senior Managing Director, Green Square Capital (2001-present).

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the members of the Portfolio Management Team are primarily responsible for the day-to-day portfolio management as of November 30, 2014:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Dan C. Tutcher	0	1-$118mm	0	2-$4.2B	0	931-$476mm
Robert T. Chisholm	0	1-$118mm	0	2-$4.2B	0	931-$476mm
Steven W. Sansom	0	1-$118mm	0	1-$3.8B	1-$26mm	2413-$2.0B
Darrell L. Horn	0	1-$118mm	0	1-$3.8B	1-$26mm	2413-$2.0B

Conflicts of Interests

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Advisor seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts. With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered funds, and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a fund or other account(s) involved.

The Advisor has updated certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedure will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The portfolio managers are not directly compensated for their work with respect to the Fund; however, the portfolio managers are equity owners of the Advisor and therefore benefit indirectly from the revenue generated from the Investment Management Agreement. Mr. Chisholm is also partially compensated with a base salary.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Portfolio Management Team in the Fund as of November 30, 2014:

Portfolio Management Team Member	Dollar Range of Units Beneficially Owned by Portfolio Management Team Member
Dan C. Tutcher	Over $1,000,000
Robert T. Chisholm	$50,001 - $100,000
Steven W. Sansom	$10,001 - $50,000
Darrell L. Horn	$10,001 - $50,000

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(b)        Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Center Coast Core MLP Fund I, LLC

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	February 6, 2015

By (Signature and Title)*	/s/ William H. Bauch
William H. Bauch, Treasurer
(Principal Financial Officer)

Date	February 6, 2015

* Print the name and title of each signing officer under his or her signature.